RETAINED EARNINGS (Tables)	12 Months Ended
Dec. 31, 2017
RETAINED EARNINGS
Schedule of retained earnings

	December 31,
	2016	2017	2017
	RMB	RMB	(Note2) USD
			Unaudited

PRC statutory reserve	91,968	168,746	25,936
Unreserved retained earnings	943,893	1,347,779	207,150

Total retained earnings	1,035,861	1,516,525	233,086